FAIR VALUE MEASUREMENTS - Key inputs of the Put model Option to Value (Details)	Dec. 31, 2023 $ / shares Y	Jan. 10, 2023 $ / shares Y
Risk-free interest rate
FAIR VALUE MEASUREMENTS
Measurement input	4.94	4.63
Risk-free interest rate | FPA
FAIR VALUE MEASUREMENTS
Measurement input	0.0494	0.0463
Remaining life (Yrs.)
FAIR VALUE MEASUREMENTS
Measurement input	1.34	1.72
Remaining life (Yrs.) | FPA
FAIR VALUE MEASUREMENTS
Measurement input | Y	1.34	1.72
Expected volatility
FAIR VALUE MEASUREMENTS
Measurement input		3.73
Expected volatility | FPA
FAIR VALUE MEASUREMENTS
Measurement input		0.0373
Redemption Price
FAIR VALUE MEASUREMENTS
Measurement input	10.83
Redemption Price | FPA
FAIR VALUE MEASUREMENTS
Measurement input	10.83
Stock Price
FAIR VALUE MEASUREMENTS
Measurement input	10.86	10.48
Stock Price | FPA
FAIR VALUE MEASUREMENTS
Measurement input	10.86	10.48